Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Assets Based on Depreciation and Amortization Expense (Details)	12 Months Ended
Dec. 31, 2021
Building
Property Plant And Equipment [Line Items]
Property and Equipment, Estimated Useful Life	26 years
Furniture and Fixtures | Maximum [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Estimated Useful Life	7 years
Furniture and Fixtures | Minimum [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Estimated Useful Life	5 years
Lab Equipment
Property Plant And Equipment [Line Items]
Property and Equipment, Estimated Useful Life	5 years
Computer Equipment
Property Plant And Equipment [Line Items]
Property and Equipment, Estimated Useful Life	3 years
Software
Property Plant And Equipment [Line Items]
Property and Equipment, Estimated Useful Life	3 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and Equipment, Estimated Useful Lives	shorter of the estimated useful life and the lease term